Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2019
Entity Registrant Name	dei_EntityRegistrantName	TigerShares Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001743019
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 28, 2020
Document Effective Date	dei_DocumentEffectiveDate	May 28, 2020
Prospectus Date	rr_ProspectusDate	Jan. 25, 2020
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
UP Fintech China-U.S. Internet Titans ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	UP Fintech China-U.S. Internet Titans ETF
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TIGERSHARES TRUST

UP Fintech China-U.S. Internet Titans ETF (TTTN)

May 28, 2020

Supplement to the
Prospectus and Summary Prospectus
each dated January 25, 2020

Effective immediately, the following disclosure is supplementally added to the "Principal Risks" section on pages 2-7 of the Summary Prospectus:

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Market Turbulence Resulting from COVID-19 Risk. An outbreak of an infectious respiratory illness caused by a novel coronavirus known as COVID-19 has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Some sectors of the economy and individual issuers have experienced particularly large losses. The future impact of COVID-19 is currently unknown, and it may exacerbate other risks that apply to the Fund. Any such impact could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on investments in the Fund.

Supplement Closing [Text Block]	ck0001743019_SupplementClosingTextBlock	Please retain this Supplement with your Summary Prospectus and Prospectus for future reference.
UP Fintech China-U.S. Internet Titans ETF | UP Fintech China-U.S. Internet Titans ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TTTN